Operations - Operational impacts (Details Textuals) baskets in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2020 baskets port
Ultracargo [member]
Disclosure of operating segments [line items]
Number of basic baskets | baskets			3
Number of port terminals | port			6
Ipiranga [member]
Disclosure of operating segments [line items]
Increase percentage of sales volume		5.00%
Ipiranga [member] | Otto Cycle [Member]
Disclosure of operating segments [line items]
Decrease percentage of sales volume	37.00%
Increase percentage of sales volume		18.00%
Ipiranga [member] | Diesel [Member]
Disclosure of operating segments [line items]
Decrease percentage of sales volume	17.00%	5.00%
Extrafarma [member]
Disclosure of operating segments [line items]
Decrease percentage of sales			3.00%